Income Taxes - Schedule of Deferred Tax and Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes - Schedule Of Deferred Tax And Assets And Liabilities Details
Net operating loss carry forward	$ 11,080	$ 7,662
Finite-lived intangibles	552	394
Non-qualified stock-based compensation	347	347
Property, plant and equipment	20	22
Accounts receivable allowance	4	4
Accrued expenses	878	998
Gross deferred tax assets	12,881	9,427
Amortization of indefinite-lived intangible	(13)	(8)
Property, plant and equipment
Gross deferred tax liabilities	(13)	(8)
Net deferred tax assets before valuation allowance	12,868	9,419
Less: valuation allowance	(12,868)	(9,419)
Total net deferred tax asset (liability)